RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 20 – Related Party Transactions

As of February 28, 2021 and May 31, 2020, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250

On July 31, 2018, the Company granted Ben Sillitoe, the former Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. On July 22, 2019, the Company issued these shares to Mr. Ben Sillitoe.

On July 31, 2018, the Company granted Mr. Don Decatur, the former Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. On July 22, 2019, the Company issued these shares to Mr. Decatur.

NOTE 21 – RELATED PARTY TRANSACTIONS

As of May 31, 2020 and 2019, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250.

On July 27, 2018, the Company granted 25,000 shares of restricted common stock to Frank Tarantino, its former Chief Financial Officer. These shares vested four months after issuance. The shares were valued at $17,500, and were amortized over the vesting period. These shares were issued on April 11, 2019.

On July 31, 2018, the Company granted Ben Sillitoe, the former Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. These shares were valued at $355,000 and were amortized over the vesting period. As of May 31, 2020 and 2019, $29,583 and $325,417 had been charged to operations, respectively. On July 22, 2019, the Company issued these shares to Mr. Ben Sillitoe.

On July 31, 2018, the Company granted Mr. Don Decatur, the former Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. These shares were valued at $35,000 and were amortized over the vesting period. As of May 31, 2020 and 2019, $2,958 and $32,542 had been charged to operations, respectively. On July 22, 2019, the Company issued these shares to Mr. Decatur.

On July 24, 2018, the Company awarded Star Associates, LLC, a limited liability company owned by Andrew Glashow, a director of the Company, a cash payment in the amount of $250,000 and 700,000 shares of restricted common stock in recognition of Mr. Glashow’s efforts, through Star Associates, in successfully assisting the Company in negotiating and obtaining the financing necessary to acquire Alternative Solutions. The shares were valued at $490,000 and were charged to operations during the year ended May 31, 2019.

Related Party Notes Payable

During the year ended May 31, 2019, the Company made principal and interest payments to Mr. Binder in the amount of $37,500 and $3,903, respectively. At May 31, 2020 and 2019, the Company had no principal or accrued interest payable to Mr. Binder.

During the year ended May 31, 2019, David Lamadrid converted principal in the amount of $31,250 and accrued interest in the amount of $1,247 into a total of 103,989 shares of common stock. At May 31, 2020 and 2019, the Company had no principal or accrued interest payable to Mr. Lamadrid.

During the year ended May 31, 2019, Newcan Investment Partners, LLC, converted principal in the amount of $75,000 and accrued interest in the amount of $3,534 into a total of 196,336 shares of common stock. At May 31, 2020 and 2019, the Company had no principal or accrued interest payable to Newcan Investment Partners, LLC.